Fair Value Of Assets And Liabilities (Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs Assets Quantitative Information [Line Items]
Trading securities		$ 897,071	$ 881,450
Loans held-for-sale		24,269	27,418
Other Liabilities, Fair Value Disclosure		135,897	108,339
Real estate acquired by foreclosure	[1]	16,237	33,063
Other assets		155,479	135,605
Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Trading securities		2,568	4,372
First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		638	729	$ 846
Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Real estate acquired by foreclosure		8,100	14,600
Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Real estate acquired by foreclosure	[2]	11,235	24,977	30,430
Other assets	[3]	29,609	24,577	28,660
Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure		6,252	4,810
Other assets		42	149
Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		21,924	27,418
Other Liabilities, Fair Value Disclosure		6,245	4,810
Other assets		985	1,841
Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Trading securities		2,568	4,372
Level 3 | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		638	729	846
Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans held-for-sale		22,562	28,147
Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Loans, net of unearned income	[4]	31,070	27,026
Real estate acquired by foreclosure	[2]	11,235	24,977	30,430
Other assets	[3]	29,609	24,577	$ 28,660
Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Liabilities, Fair Value Disclosure		6,245	4,810
Other assets		0	0
Other Assets | Level 3 | Non Recurring
Fair Value Inputs Assets Quantitative Information [Line Items]
Other assets	[3]	$ 29,609	$ 24,577
Discounted Cash Flow | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow	Discounted cash flow
Discounted Cash Flow | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow	Discounted cash flow
Discounted Cash Flow | Derivative Liabilities, Other | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow	Discounted cash flow
Discounted Cash Flow | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Discounted cash flow	Discounted cash flow
Appraisals From Comparable Properties | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties	Appraisals from comparable properties
Appraisals From Comparable Properties | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties	Appraisals from comparable properties
Appraisals From Comparable Properties | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Appraisals from comparable properties	Appraisals from comparable properties
Other Collateral Valuations | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Valuation Techniques		Other collateral valuations	Other collateral valuations
Maximum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 5,200,000	$ 5,400,000
Maximum | Discounted Cash Flow | 22% - 41% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		41.00%
Maximum | Discounted Cash Flow | 42% - 43% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			43.00%
Maximum | Discounted Cash Flow | 29% - 50% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate		50.00%
Maximum | Discounted Cash Flow | 6% - 63% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate			63.00%
Maximum | Discounted Cash Flow | 2% - 20% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			20.00%
Maximum | Discounted Cash Flow | 3% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		15.00%	15.00%
Maximum | Discounted Cash Flow | 50% - 70% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses		70.00%
Maximum | Discounted Cash Flow | 45% - 55% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses			55.00%
Maximum | Discounted Cash Flow | 5% - 50% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		50.00%
Maximum | Discounted Cash Flow | 10% - 70% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			70.00%
Maximum | Discounted Cash Flow | 15% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		100.00%
Maximum | Discounted Cash Flow | 35% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			100.00%
Maximum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate			12.00%
Maximum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios		30.00%
Maximum | Discounted Cash Flow | 5% - 25% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios			25.00%
Maximum | Discounted Cash Flow | 24 Months To 54 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution		54 months
Maximum | Discounted Cash Flow | 6 Months to 42 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution			42 months
Maximum | Discounted Cash Flow | 0% - 15% Adjustment to Yield | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		15.00%	15.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		10.00%	10.00%
Maximum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal		10.00%	10.00%
Maximum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		25.00%	25.00%
Maximum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment		50.00%	50.00%
Maximum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment		25.00%	25.00%
Minimum | Discounted Cash Flow | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Visa covered litigation resolution amount		$ 4,400,000	$ 4,400,000
Minimum | Discounted Cash Flow | 22% - 41% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		22.00%
Minimum | Discounted Cash Flow | 42% - 43% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			42.00%
Minimum | Discounted Cash Flow | 29% - 50% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate		29.00%
Minimum | Discounted Cash Flow | 6% - 63% Values Utilized | Trading Securities | Level 3 | Mortgage Banking
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate			6.00%
Minimum | Discounted Cash Flow | 2% - 20% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds			2.00%
Minimum | Discounted Cash Flow | 3% - 15% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Prepayment Speeds		3.00%	3.00%
Minimum | Discounted Cash Flow | 50% - 70% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses		50.00%
Minimum | Discounted Cash Flow | 45% - 55% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate
Fair Value Inputs Assets Quantitative Information [Line Items]
Foreclosure losses			45.00%
Minimum | Discounted Cash Flow | 5% - 50% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		5.00%
Minimum | Discounted Cash Flow | 10% - 70% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | First Mortgages
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			10.00%
Minimum | Discounted Cash Flow | 15% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends		15.00%
Minimum | Discounted Cash Flow | 35% - 100% Of UPB | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Loss severity trends			35.00%
Minimum | Discounted Cash Flow | 2% - 12% Values Utilized | Loans Held-For-Sale | Level 3 | Residential Real Estate | Home Equity
Fair Value Inputs Assets Quantitative Information [Line Items]
Draw rate			2.00%
Minimum | Discounted Cash Flow | 10% - 30% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios		10.00%
Minimum | Discounted Cash Flow | 5% - 25% Values Utilized | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Probability of resolution scenarios			5.00%
Minimum | Discounted Cash Flow | 24 Months To 54 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution		24 months
Minimum | Discounted Cash Flow | 6 Months to 42 Months | Derivative Liabilities, Other | Level 3 | Derivatives, Other
Fair Value Inputs Assets Quantitative Information [Line Items]
Time until resolution			6 months
Minimum | Discounted Cash Flow | 0% - 15% Adjustment to Yield | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustments to current sales yields for specific properties		0.00%	0.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%	0.00%
Minimum | Appraisals From Comparable Properties | 0% - 10% of Appraisal | Real Estate Acquired By Foreclosure | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Adjustment for value changes since appraisal		0.00%	0.00%
Minimum | Appraisals From Comparable Properties | 0% - 25% Of Appraisal | Other Assets | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Marketability adjustments for specific properties		0.00%	0.00%
Minimum | Other Collateral Valuations | 20% - 50% Of Gross Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrowing base certificates adjustment		20.00%	20.00%
Minimum | Other Collateral Valuations | 0% - 25% Of Reported Value | Loans, Net Of Unearned Income | Level 3
Fair Value Inputs Assets Quantitative Information [Line Items]
Financial statements/auction values adjustment		0.00%	0.00%

[1]	December 31, 2016 and 2015 include $8.1 million and $14.6 million, respectively, of foreclosed residential real estate.
[2]

Represents the fair value and related losses of foreclosed properties that were measured subsequent to their initial classification as foreclosed assets. Balance excludes foreclosed real estate related to go vernment insured mortgages.

[3]	Represents tax credit investments accounted for under the equity method .
[4]

Represents carrying value of loans for which adjustments are required to be based on the appraised value of the collateral less estimated costs to sell. Write-downs on these loans are recognized as part of provision for loan losses.